Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On April 3, 2023, the Company closed its IPO of 3,390,000 Class A ordinary shares at a public offering price of $4.00 per Class A ordinary share for total gross proceeds of $13.6 million before deducting underwriting discounts and other related expenses. Net proceeds of the Company’s IPO were approximately $12.0 million. In addition, the Company has granted the Representative a 45-day option to purchase up to an additional 508,500 Class A ordinary shares at the public offering price after the closing of this IPO, less underwriting discounts. The Company’s Class A ordinary shares began trading on the Nasdaq Capital Market under the ticker symbol “CHSN” on March 30, 2023.

The Company evaluated the subsequent events through May 1, 2023, which is the date of the issuance of these consolidated financial statements, and concluded that there are no additional subsequent events except disclosed above that would have required adjustment or disclosure in the consolidated financial statements.